CONSECO VARIABLE UNIVERSAL LIFE
                    ConsecO VARIABLE UNIVERSAL LIFE ACCOUNT L
                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                      TO THE PROSPECTUS DATED JULY 1, 2001

The following supplements certain information contained in your prospectus for our CONSECO Variable Universal Life policies.

The tables that appear on pages 11 and 12, under the heading Actual Fund Expenses for Year 2000, are replaced by the following:

                                                                                Total Annual
                                               Management   12b-1     Other      Portfolio
                   Portfolio                      Fees       Fees   Expenses*    Expenses*
                   ---------                      ----       ----   ---------    ---------
CONSECO SERIES TRUST(1)(2)(3)
     Conseco 20 Focus Portfolio                   0.80%     0.25%     0.10%        1.15%
     Equity Portfolio                             0.79%     0.25%     0.06%        1.10%
     Balanced Portfolio                           0.77%     0.25%     0.08%        1.10%
     High Yield Portfolio                         0.80%     0.25%     0.10%        1.15%
     Fixed Income Portfolio                       0.63%     0.25%     0.07%        0.95%
     Government Securities Portfolio              0.64%     0.25%     0.06%        0.95%
     Money Market Portfolio                       0.39%     0.00%     0.06%        0.45%
THE ALGER AMERICAN FUND
     Alger American Growth Portfolio              0.75%     0.00%     0.04%        0.79%
     Alger American Leveraged AllCap Portfolio    0.85%     0.00%     0.05%        0.90%
     Alger American MidCap Growth Portfolio       0.80%     0.00%     0.04%        0.84%
     Alger American Small Capitalization
       Portfolio                                  0.85%     0.00%     0.05%        0.90%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.(4)
     VP Income and Growth Fund                    0.70%     0.00%     0.00%        0.70%
     VP International Fund                        1.23%     0.00%     0.00%        1.23%
     VP Value Fund                                1.00%     0.00%     0.00%        1.00%
BERGER INSTITUTIONAL PRODUCTS TRUST(5)
     Berger IPT - Growth Fund                     0.75%     0.00%     0.25%        1.00%
     Berger IPT - Large Cap Growth Fund           0.75%     0.00%     0.15%        0.90%
     Berger IPT - Small Company Growth Fund       0.85%     0.00%     0.13%        0.98%
     Berger IPT - New Generation Fund             0.85%     0.00%     0.30%        1.15%
     Berger IPT - International Fund              0.85%     0.00%     0.35%        1.20%
THE DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND(INITIAL CLASS)(6)                  0.75%     0.00%     0.04%        0.79%
DREYFUS STOCK INDEX FUND(INITIAL CLASS)(6)        0.25%     0.00%     0.01%        0.26%
DREYFUS VARIABLE INVESTMENT FUND(INITIAL
   CLASS)(6)
     Dreyfus VIF Disciplined Stock Portfolio      0.75%     0.00%     0.06%        0.81%
     Dreyfus VIF International Value Portfolio    1.00%     0.00%     0.39%        1.39%
FEDERATED INSURANCE SERIES(7)
     Federated High Income Bond Fund II           0.60%     0.00%     0.19%        0.79%
     Federated International Equity Fund II       1.00%     0.00%     0.28%        1.28%
     Federated Utility Fund II                    0.75%     0.00%     0.19%        0.94%
     Federated International Small Company
       Fund II                                    0.15%     0.00%     1.25%        1.40%
FIRST AMERICAN FUNDS(8)
     First American Large Cap Growth Fund         0.70%     0.25%     0.10%        1.05%
     First American Mid Cap Growth Portfolio      0.70%     0.25%     0.20%        1.15%
INVESCO VARIABLE INVESTMENT FUNDS, INC.(9)
     Invesco VIF - High Yield Fund                0.60%     0.00%     0.48%        1.08%
     Invesco VIF - Equity Income Fund             0.75%     0.00%     0.44%        1.19%
     Invesco VIF - Financial Services Fund        0.75%     0.00%     0.34%        1.09%


     Invesco VIF - Health Sciences Fund           0.75%     0.00%     0.32%        1.07%
     Invesco VIF - Real Estate Opportunity Fund   0.90%     0.00%     0.83%        1.73%
     Invesco VIF - Technology Fund                0.72%     0.00%     0.30%        1.02%
     Invesco VIF - Telecommunications Fund        0.75%     0.00%     0.31%        1.06%
JANUS ASPEN SERIES, INSTITUTIONAL SHARES(10)
     Janus Aggressive Growth Portfolio            0.65%     0.00%     0.01%        0.66%
     Janus Growth Portfolio                       0.65%     0.25%     0.02%        0.92%
     Janus Worldwide Portfolio                    0.65%     0.25%     0.04%        0.94%
LAZARD RETIREMENT SERIES, INC. (11)
     Lazard Retirement Equity Portfolio           0.75%     0.25%     0.25%        1.25%
     Lazard Retirement Small Cap Portfolio        0.75%     0.25%     0.25%        1.25%
LORD ABBETT SERIES FUND, INC.
     Growth and Income Portfolio                  0.50%     0.00%     0.37%        0.87%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     Limited Maturity Bond Portfolio              0.65%     0.00%     0.11%        0.76%
     Partners Portfolio                           0.82%     0.00%     0.10%        0.92%
     Midcap Growth Portfolio                      0.84%     0.00%     0.14%        0.98%
PIONEER VARIABLE CONTRACTS TRUST, CLASS II
   SHARES
     Pioneer Fund VCT Portfolio                   0.65%     0.25%     0.03%        0.93%
     Pioneer Equity-Income VCT Portfolio          0.65%     0.25%     0.06%        0.96%
     Pioneer Europe VCT Portfolio (12)            0.95%     0.25%     0.50%        1.70%
RYDEX VARIABLE TRUST
     OTC Fund                                     0.75%     0.00%     0.71%        1.46%
     Nova Fund                                    0.75%     0.00%     0.67%        1.42%
     U.S. Government Money Market Fund            0.50%     0.00%     0.64%        1.14%
SELIGMAN PORTFOLIOS(13)
     Seligman Communications and Information
Portfolio(Class 2)                                0.75%     0.25%     0.12%        1.12%
     Seligman Global Technology
Portfolio(Class 2)                                1.00%     0.15%     0.40%        1.55%
STRONG OPPORTUNITY FUND II, INC.(14)
     Opportunity Fund II                          1.00%     0.00%     0.11%        1.11%
STRONG VARIABLE INSURANCE FUNDS, INC. (15)
     Strong Mid Cap Growth Fund II                1.00%     0.00%     0.15%        1.15%
VAN ECK WORLDWIDE INSURANCE TRUST
     Worldwide Bond Fund                          1.00%     0.00%     0.15%        1.15%
     Worldwide Emerging Bond Fund                 1.00%     0.00%     0.26%        1.26%
     Worldwide Hard Assets Fund                   1.00%     0.00%     0.14%        1.14%
     Worldwide Real Estate Fund                   1.00%     0.00%     0.45%        1.45%

* After Expense Reimbursement, if any, for certain portfolios.

The percentages on page 30, paragraph 4, have been changed as follows: 1.0602% has been changed to 1.0615% and 1.3049% has changed to 1.3062%. Your registered representative will provide you, upon request, with illustrations based on the changes made above.